Supplemental Cash Flow Information Schedule	12 Months Ended
Dec. 31, 2023
Supplemental Cash Flow Elements [Abstract]
Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash	The following is a tabular reconciliation of the Company's cash, cash equivalents and restricted cash balances for the periods presented in the Company's consolidated statements of cash flows:

	December 31, 2023 $	December 31, 2022 $	December 31, 2021 $	December 31, 2020 $
Cash and cash equivalents	168,409	215,738	92,069	206,762
Restricted cash – current	2,910	42,376	11,888	8,358
Restricted cash – long-term	13,075	7,832	38,100	42,823
Total	184,394	265,946	142,057	257,943

Changes in Operating Assets and Liabilities	The changes in operating assets and liabilities for years ended December 31, 2023, 2022 and 2021 are as follows:

	Year Ended December 31, 2023 $	Year Ended December 31, 2022 $	Year Ended December 31, 2021 $
Accounts receivable	19,402	(4,373)	(21,874)
Prepaid expenses and other current assets	6,467	7,193	(10,082)
Accounts payable	(2,229)	(3,952)	5,315
Accrued liabilities and other long-term liabilities	(5,653)	(10,223)	(15,912)
Unearned revenue and long-term unearned revenue	1,608	(2,355)	(14,419)
Advances to and from affiliates	(10,930)	(10,009)	4,567
Receipts from direct financing and sales-type leases	18,976	16,347	15,013
Expenditures for dry docking	(20,836)	(23,145)	(32,808)
Other operating assets and liabilities	(6,811)	(400)	(7,355)
Total	(6)	(30,917)	(77,555)